T. ROWE PRICE Small-Cap Stock Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.2%
COMMUNICATION SERVICES 1.6%
Entertainment 0.2%
Cinemark Holdings (1) 1,135,217 19,617
19,617
Interactive Media & Services 0.3%
Bumble, Class A (1) 798,600 23,143
Vimeo (1) 897,700 10,665
33,808
Media 1.1%
Advantage Solutions (1) 938,709 5,989
Advantage Solutions, Warrants, 12/31/26 (1) 272,817 256
Cable One  73,937 108,262
114,507
Total Communication Services 167,932
CONSUMER DISCRETIONARY 11.8%
Auto Components 0.3%
Gentherm  (1) 426,677 31,165
31,165
Automobiles 1.4%
Rivian Automotive, Acquisition Date: 12/23/19 - 1/19/21,
Cost $58,197 (1)(2) 3,092,814 147,614
147,614
Diversified Consumer Services 1.4%
Bright Horizons Family Solutions (1) 637,479 84,587
Clear Secure, Class A (1) 2,236,274 60,111
Rover Group, Earn Out Shares $16.00, Acquisition Date: 8/2/21,
Cost $— (1)(2) 773,380 32
144,730
Hotels, Restaurants & Leisure 3.1%
BJ's Restaurants (1) 1,107,982 31,356
Chuy's Holdings (1)(3) 958,343 25,875
Denny's (1) 1,358,443 19,439
Dutch Bros, Class A (1) 357,537 19,761
Fiesta Restaurant Group (1)(3) 2,164,382 16,179

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Marriott Vacations Worldwide  105,000 16,558
Papa John's International  998,420 105,114
Red Robin Gourmet Burgers (1) 694,351 11,707
Red Rock Resorts, Class A  322,400 15,656
Ruth's Hospitality Group  1,030,000 23,566
Sweetgreen , Class A (1) 287,077 9,184
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $33,027 (1)(2)(3)(4)(5) 3,862,836 25,456
319,851
Household Durables 0.7%
Cavco Industries (1) 109,511 26,376
Skyline Champion (1) 875,775 48,062
74,438
Internet & Direct Marketing Retail 0.8%
Big Sky Growth Partners (1) 1,196,364 11,736
Farfetch , Class A (1) 1,565,209 23,666
RealReal  (1) 2,228,900 16,182
Rent the Runway, Class A (1) 380,253 2,620
Xometry , Class A (1) 688,188 25,291
79,495
Multiline Retail 0.6%
Ollie's Bargain Outlet Holdings (1) 1,389,352 59,687
59,687
Specialty Retail 2.5%
Burlington Stores (1) 490,789 89,407
Five Below (1) 145,290 23,010
KKR Acquisition Holdings I (1) 1,822,008 18,129
Monro 1,056,758 46,857
Petco Health & Wellness (1) 661,994 12,955
RH (1) 32,009 10,438
Warby Parker, Class A (1) 1,758,224 59,445
260,241
Textiles, Apparel & Luxury Goods 1.0%
Capri Holdings (1) 1,000,500 51,416

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Skechers USA, Class A (1) 1,184,100 48,264
99,680
Total Consumer Discretionary 1,216,901
CONSUMER STAPLES 3.0%
Beverages 0.9%
Boston Beer, Class A (1) 243,522 94,601
94,601
Food Products 1.7%
ADM Holdings (1)(4) 164 211
Cal-Maine Foods  690,417 38,125
Makepeace Bros (1)(4) 164 508
Nomad Foods (1) 1,785,692 40,321
Post Holdings (1) 557,309 38,599
Post Holdings Partnering (1) 789,063 7,950
TreeHouse Foods (1) 590,575 19,052
Utz Brands  1,973,653 29,171
173,937
Personal Products 0.4%
BellRing Brands (1) 1,905,808 43,986
43,986
Total Consumer Staples 312,524
ENERGY 4.2%
Energy Equipment & Services 1.3%
Cactus, Class A  520,400 29,527
Halliburton  378,669 14,340
Liberty Oilfield Services, Class A (1) 2,979,321 44,154
NexTier Oilfield Solutions (1) 4,670,657 43,157
131,178
Oil, Gas & Consumable Fuels 2.9%
Devon Energy  1,246,246 73,691
Diamondback Energy  729,868 100,050
Magnolia Oil & Gas, Class A  3,584,186 84,766
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $1,247 (1)(2)(4) 413 2,457

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $20,149 (1)(2)(4) 5,556 33,059
294,023
Total Energy 425,201
FINANCIALS 16.2%
Banks 9.1%
BankUnited 1,896,567 83,373
Cadence Bank  1,167,400 34,158
CrossFirst Bankshares  (1) 1,261,350 19,879
Dime Community Bancshares  1,078,236 37,275
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $2,938 (1)(2)(3)(4) 293,821 3,858
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,443 (1)(2)(3)(4) 144,311 1,895
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (1)(2)(3)(4) 43,813 211
East West Bancorp  673,305 53,204
Equity Bancshares, Class A  658,425 21,274
FB Financial  1,038,463 46,128
First Bancshares  770,489 25,935
Five Star Bancorp  473,131 13,390
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,000 (1)(2)(4) 500,044 2,000
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(2)(4) 98,245 71
Heritage Commerce  2,623,554 29,515
Home BancShares 1,879,993 42,488
Live Oak Bancshares  929,846 47,320
Origin Bancorp  827,096 34,978
Pacific Premier Bancorp  1,114,469 39,396
Pinnacle Financial Partners  580,378 53,441
Popular  442,096 36,137
Professional Holding, Class A (1) 424,028 9,566
Sandy Spring Bancorp  842,200 37,832
Signature Bank  221,904 65,126
SouthState 719,404 58,696
Veritex Holdings  470,688 17,966
Webster Financial  701,384 39,362

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Western Alliance Bancorp  1,006,163 83,330
937,804
Capital Markets 1.5%
Bluescape Opportunities Acquisition (1) 1,434,643 14,361
Cboe Global Markets  527,922 60,405
P10, Class A (1) 1,129,823 13,693
StepStone Group, Class A  1,231,485 40,713
TMX Group (CAD)  225,100 23,152
152,324
Consumer Finance 0.9%
Encore Capital Group (1) 474,769 29,782
PRA Group (1) 717,786 32,358
PROG Holdings (1) 1,023,494 29,446
91,586
Diversified Financial Services 0.1%
Conyers Park III Acquisition (1) 1,144,815 11,494
11,494
Insurance 3.1%
Assurant  498,693 90,677
Axis Capital Holdings  1,186,000 71,717
Hanover Insurance Group  388,978 58,160
Kemper  84,800 4,795
Selective Insurance Group  1,089,139 97,326
322,675
Thrifts & Mortgage Finance 1.5%
Blue Foundry Bancorp (1) 694,400 9,409
Capitol Federal Financial  1,688,132 18,367
Essent Group  1,035,780 42,685
Kearny Financial  1,393,400 17,947
PennyMac Financial Services  1,279,193 68,053
156,461
Total Financials 1,672,344

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 16.3%
Biotechnology 6.3%
Abcam , ADR (1) 570,838 10,441
Agios Pharmaceuticals (1) 440,133 12,812
Apellis Pharmaceuticals (1) 973,276 49,452
Arcutis Biotherapeutics  (1) 115,906 2,232
Argenx , ADR (1) 314,121 99,046
Ascendis Pharma, ADR (1) 508,042 59,624
Avidity Biosciences (1) 601,531 11,110
Blueprint Medicines (1) 467,849 29,886
Cerevel Therapeutics Holdings (1) 561,990 19,675
CRISPR Therapeutics (1) 76,795 4,820
Fate Therapeutics (1) 316,400 12,267
Flame Biosciences, Acquisition Date: 9/28/20, Cost $2,258 (1)(2)
(4) 344,711 2,258
Generation Bio (1) 969,982 7,120
Global Blood Therapeutics (1) 738,956 25,597
Icosavax  (1) 540,347 3,804
Insmed  (1) 2,093,483 49,197
Intellia Therapeutics (1) 239,086 17,374
Iovance Biotherapeutics  (1) 151,486 2,522
Karuna Therapeutics (1) 130,819 16,587
Kymera Therapeutics (1) 200,530 8,486
MeiraGTx Holdings (1) 233,730 3,237
Monte Rosa Therapeutics (1) 396,427 5,558
Morphic Holding (1) 39,280 1,577
Nkarta  (1) 443,100 5,043
Nurix Therapeutics (1) 179,732 2,518
Prothena  (1) 898,353 32,853
PTC Therapeutics (1) 107,029 3,993
Radius Health (1) 736,103 6,500
RAPT Therapeutics (1) 484,122 10,646
Relay Therapeutics (1) 133,999 4,011
Repare Therapeutics (1) 394,500 5,618
Replimune Group (1) 224,913 3,819
Scholar Rock Holding (1) 778,337 10,033

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Seagen  (1) 84,646 12,193
Tenaya Therapeutics (1) 119,463 1,407
Turning Point Therapeutics (1) 334,488 8,981
Ultragenyx Pharmaceutical (1) 682,130 49,536
Xencor  (1) 696,158 18,574
Zentalis Pharmaceuticals (1) 243,073 11,215
641,622
Health Care Equipment & Supplies 3.3%
AtriCure  (1) 547,199 35,935
CVRx  (1) 274,458 1,644
ICU Medical (1) 258,846 57,629
Inari Medical (1) 513,400 46,535
Nevro  (1) 265,944 19,236
NuVasive  (1) 363,271 20,597
Outset Medical (1) 697,519 31,667
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $13,938 (1)(2)
(4) 3,701,604 3,035
Penumbra (1) 118,600 26,345
PROCEPT BioRobotics  (1) 1,202,379 42,071
Quidel  (1) 507,128 57,032
341,726
Health Care Providers & Services 4.0%
Accolade (1) 355,465 6,242
Alignment Healthcare (1) 1,481,941 16,642
Amedisys  (1) 163,515 28,172
dentalcorp Holdings (CAD) (1) 1,311,033 15,930
Hanger (1) 1,762,902 32,314
ModivCare  (1) 279,774 32,283
Molina Healthcare (1) 431,928 144,087
Option Care Health (1) 1,335,912 38,154
Pennant Group (1) 593,824 11,063
Privia Health Group (1) 755,747 20,201
Surgery Partners (1) 602,446 33,165
U.S. Physical Therapy  350,293 34,836
413,089

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Technology 0.4%
Certara  (1) 235,112 5,050
Definitive Healthcare (1) 238,124 5,870
Doximity , Class A (1) 541,453 28,204
Sophia Genetics (1) 464,772 3,593
42,717
Life Sciences Tools & Services 1.1%
Adaptive Biotechnologies (1) 290,398 4,031
Bruker  1,150,396 73,970
Olink Holding, ADR (1) 829,002 14,640
Quanterix  (1) 156,406 4,566
Rapid Micro Biosystems , Class A (1) 1,195,651 8,119
Seer (1) 419,571 6,394
111,720
Pharmaceuticals 1.2%
Arvinas  (1) 224,123 15,083
Catalent  (1) 878,191 97,391
Reata Pharmaceuticals, Class A (1) 209,050 6,849
119,323
Total Health Care 1,670,197
INDUSTRIALS & BUSINESS SERVICES 13.1%
Aerospace & Defense 0.2%
Cadre Holdings  397,127 9,754
Parsons (1) 396,565 15,347
25,101
Airlines 0.1%
Sun Country Airlines Holdings (1) 230,704 6,040
6,040
Building Products 0.6%
CSW Industrials  220,799 25,964
Gibraltar Industries (1) 810,492 34,810
60,774
Commercial Services & Supplies 1.7%
Brink's  419,492 28,525

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
MSA Safety  217,435 28,854
Rentokil Initial (GBP)  6,605,844 45,504
Stericycle (1) 641,800 37,815
Tetra Tech  183,240 30,224
170,922
Electrical Equipment 0.8%
AZZ  1,188,154 57,316
Shoals Technologies Group, Class A (1) 1,020,939 17,397
Thermon Group Holdings (1) 502,828 8,146
82,859
Machinery 5.2%
Enerpac Tool Group  2,188,400 47,904
ESCO Technologies  651,041 45,521
Federal Signal  1,046,500 35,319
Graco 727,018 50,688
Helios Technologies  572,648 45,955
Ingersoll Rand  1,730,099 87,111
John Bean Technologies  578,159 68,495
Marel (ISK)  2,121,777 12,503
Mueller Water Products, Class A  2,745,584 35,473
RBC Bearings (1) 136,700 26,503
SPX (1) 889,700 43,960
Toro  394,823 33,753
533,185
Marine 0.2%
Matson  163,573 19,730
19,730
Professional Services 1.7%
Booz Allen Hamilton Holding  585,180 51,402
Checkr , Acquisition Date: 6/29/18 - 12/2/19, Cost $4,339 (1)(2)(4) 189,521 9,171
Clarivate  (1) 3,316,695 55,588
Huron Consulting Group (1) 336,500 15,415
Legalzoom.com (1) 897,334 12,688
Upwork  (1) 1,129,775 26,256
170,520

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Road & Rail 1.1%
Knight-Swift Transportation Holdings  701,456 35,396
Landstar System  191,124 28,827
Saia (1) 209,375 51,050
115,273
Trading Companies & Distributors 1.5%
Air Lease  766,700 34,233
Rush Enterprises, Class A  670,877 34,154
SiteOne Landscape Supply (1) 496,744 80,319
148,706
Total Industrials & Business Services 1,333,110
INFORMATION TECHNOLOGY 13.7%
Communications Equipment 0.0%
Infinera  (1) 483,300 4,190
4,190
Electronic Equipment, Instruments & Components 3.7%
CTS  1,289,353 45,566
Littelfuse 205,827 51,335
National Instruments  650,589 26,407
Novanta  (1) 669,505 95,264
PAR Technology (1) 1,052,657 42,464
Teledyne Technologies (1) 241,150 113,975
375,011
IT Services 2.1%
Euronet Worldwide (1) 371,600 48,364
Kratos Defense & Security Solutions (1) 1,159,985 23,756
Payoneer Global (1) 3,804,600 16,969
Repay Holdings (1) 862,044 12,732
ServiceTitan , Acquisition Date: 11/9/18 - 5/4/21, Cost $1,148 (1)
(2)(4) 25,034 2,464
Shift4 Payments, Class A (1) 533,800 33,058
Themis Solutions, Acquisition Date: 4/14/21, Cost $2,746 (1)(2)(4) 122,320 2,949
Toast, Class A (1) 3,379,800 73,443
213,735

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment 2.7%
Entegris 972,502 127,650
Lattice Semiconductor (1) 2,086,066 127,146
Semtech  (1) 267,566 18,553
273,349
Software 5.2%
Amplitude, Class A (1) 799,000 14,726
Blackline (1) 79,000 5,784
Ceridian HCM Holding (1) 744,694 50,907
Clearwater Analytics Holdings, Class A (1) 507,187 10,651
Coupa Software (1) 199,467 20,272
Descartes Systems Group (1) 1,353,733 99,174
DoubleVerify Holdings (1) 1,023,650 25,765
Five9 (1) 166,008 18,327
ForgeRock, Class A (1) 225,121 4,935
Manhattan Associates (1) 274,300 38,048
nCino  (1) 831,149 34,061
Paycom Software (1) 99,394 34,428
Paycor HCM (1) 1,251,428 36,429
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $754 (1)(2)(4) 753,970 679
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $108 (1)(2)(4) 107,710 104
Socure , Acquisition Date: 12/22/21, Cost $2,034 (1)(2)(4) 126,571 2,034
SS&C Technologies Holdings  1,131,969 84,920
Workiva  (1) 413,734 48,821
530,065
Total Information Technology 1,396,350
MATERIALS 3.2%
Chemicals 1.7%
Element Solutions  4,754,567 104,125
Minerals Technologies  562,164 37,187
Quaker Chemical  193,161 33,380
174,692
Containers & Packaging 0.1%
Ranpak Holdings (1) 459,087 9,379
9,379

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Metals & Mining 1.1%
Constellium  (1) 3,444,671 62,004
ERO Copper (CAD) (1) 960,867 14,073
Franco-Nevada (CAD)  64,062 10,194
Haynes International (3) 626,195 26,676
112,947
Paper & Forest Products 0.3%
West Fraser Timber (CAD)  373,647 30,743
30,743
Total Materials 327,761
REAL ESTATE 6.6%
Equity Real Estate Investment Trusts 5.2%
American Campus Communities, REIT  1,078,617 60,370
Community Healthcare Trust, REIT  495,175 20,901
CubeSmart , REIT  1,193,538 62,100
DigitalBridge Group, REIT (1) 3,538,604 25,478
EastGroup Properties, REIT  644,500 131,014
First Industrial Realty Trust, REIT  535,671 33,163
Flagship Communities REIT, REIT  407,672 8,051
PS Business Parks, REIT  485,374 81,582
Rexford Industrial Realty, REIT  1,058,718 78,970
Terreno Realty, REIT  363,900 26,947
528,576
Real Estate Management & Development 1.4%
Altus Group (CAD)  241,900 9,772
FirstService 759,813 110,082
Tricon Residential  1,579,105 25,076
144,930
Total Real Estate 673,506
UTILITIES 4.3%
Electric Utilities 0.8%
IDACORP  557,269 64,287
MGE Energy  260,776 20,807
85,094

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Gas Utilities 2.2%
Chesapeake Utilities  478,257 65,884
ONE Gas  879,700 77,625
Southwest Gas Holdings  1,097,177 85,898
229,407
Independent Power & Renewable Electricity Producers 0.4%
NextEra Energy Partners  500,825 41,749
41,749
Water Utilities 0.9%
California Water Service Group  519,668 30,806
Middlesex Water  191,153 20,103
SJW Group  551,246 38,356
89,265
Total Utilities 445,515
Total Miscellaneous Common Stocks  0.2% (6) 20,891
Total Common Stocks (Cost $6,162,438) 9,662,232
CONVERTIBLE PREFERRED STOCKS 4.2%
CONSUMER DISCRETIONARY 0.7%
Hotels, Restaurants & Leisure 0.6%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $17,735 (1)(2)(4) 710,468 41,534
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $13,024 (1)
(2)(4) 346,118 20,234
Torchys Holdings, Acquisition Date: 11/13/20, Cost $6,813 (1)(2)
(3)(4)(5) 758,455 4,998
66,766
Internet & Direct Marketing Retail 0.1%
1661, Series F, Acquisition Date: 5/28/21, Cost $10,756 (1)(2)(4) 1,848,191 10,756
10,756
Total Consumer Discretionary 77,522

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 0.4%
Food Products 0.4%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $14,332 (1)(2)(4) 776,181 48,246
Total Consumer Staples 48,246
FINANCIALS 0.1%
Banks 0.1%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $9,075 (1)
(2)(4) 86,312 9,075
Total Financials 9,075
HEALTH CARE 0.9%
Biotechnology 0.2%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $4,493 (1)(2)(4) 1,627,947 13,186
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $8,050 (1)(2)(4) 993,799 8,050
21,236
Health Care Equipment & Supplies 0.1%
Kardium , Series D-6, Acquisition Date: 1/8/21, Cost $5,415 (1)(2)
(4) 5,330,753 5,415
5,415
Health Care Providers & Services 0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $9,397 (1)(2)(4) 3,902,227 12,337
12,337
Life Sciences Tools & Services 0.5%
Inscripta , Series E, Acquisition Date: 3/30/21, Cost $5,808 (1)(2)
(4) 657,721 5,808
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,794 (1)(2)(4) 497,323 30,202
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $11,631 (1)(2)(4) 261,906 15,906
51,916
Total Health Care 90,904
INDUSTRIALS & BUSINESS SERVICES 1.0%
Aerospace & Defense 0.2%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $5,882 (1)(2)(4) 130,614 8,881

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11,512 (1)(2)
(4) 2,061,623 11,512
20,393
Air Freight & Logistics 0.1%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $5,112 (1)(2)(4) 420,147 8,569
8,569
Electrical Equipment 0.1%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $5,620 (1)(2)
(4) 269,870 5,620
5,620
Professional Services 0.3%
Checkr , Series C, Acquisition Date: 4/10/18, Cost $3,881 (1)(2)(4) 284,293 13,757
Checkr , Series D, Acquisition Date: 9/6/19, Cost $11,857 (1)(2)(4) 392,011 18,969
32,726
Road & Rail 0.3%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $8,346 (1)(2)(4) 1,175,394 19,391
Convoy, Series D, Acquisition Date: 10/30/19, Cost $10,022 (1)(2)
(4) 740,142 12,211
31,602
Total Industrials & Business Services 98,910
INFORMATION TECHNOLOGY 0.9%
IT Services 0.3%
ServiceTitan , Series A-1, Acquisition Date: 11/9/18, Cost $10 (1)
(2)(4) 381 38
ServiceTitan , Series D, Acquisition Date: 11/9/18, Cost $4,907 (1)
(2)(4) 186,629 18,368
ServiceTitan , Series F, Acquisition Date: 3/25/21, Cost $997 (1)
(2)(4) 9,288 914
ServiceTitan , Series G, Acquisition Date: 6/28/21, Cost $491 (1)
(2)(4) 4,130 406
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $618 (1)(2)(4) 27,540 664
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $62 (1)(2)(4) 2,740 66
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $67 (1)(2)(4) 2,980 72
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $7,824 (1)(2)(4) 348,470 8,402
28,930

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Software 0.6%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $4,277 (1)(2)(4) 293,317 4,277
Nuro , Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,576 (1)(2)(4) 886,735 18,484
Nuro , Series D, Acquisition Date: 10/29/21, Cost $5,449 (1)(2)(4) 261,432 5,450
SecurityScorecard , Series E, Acquisition Date: 3/5/21,
Cost $5,397 (1)(2)(4) 356,213 6,290
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $7,110 (1)(2)(4) 1,127,860 14,064
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $698 (1)(2)(4) 79,390 990
Socure , Series A, Acquisition Date: 12/22/21, Cost $2,472 (1)(2)
(4) 153,828 2,472
Socure , Series A-1, Acquisition Date: 12/22/21, Cost $2,029 (1)
(2)(4) 126,253 2,029
Socure , Series B, Acquisition Date: 12/22/21, Cost $37 (1)(2)(4) 2,284 37
Socure , Series E, Acquisition Date: 10/27/21, Cost $4,702 (1)(2)(4) 292,632 4,702
58,795
Total Information Technology 87,725
MATERIALS 0.2%
Chemicals 0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $7,078 (1)(2)(4) 149,321 7,787
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $9,813 (1)(2)(4) 237,759 7,411
15,198
Metals & Mining 0.1%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $5,884 (1)(2)(4) 214,677 5,884
5,884
Total Materials 21,082
Total Convertible Preferred Stocks (Cost $267,053) 433,464

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 0.29% (3)(7) 160,573,977 160,574
Total Short-Term Investments (Cost $160,574) 160,574
Total Investments in Securities 100.0%
(Cost $6,590,065) $ 10,256,270
Other Assets Less Liabilities 0.0% 439
Net Assets 100.0% $ 10,256,709
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $672,811 and represents 6.6% of net assets.
(3) Affiliated Companies
(4) Level 3 in fair value hierarchy.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GBP British Pound
ISK Iceland Krona
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Stock Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Chuy's Holdings  $ 135 $ (3,131) $ —
Dogwood State Bank, Non-Voting Shares  — — —
Dogwood State Bank, Voting Shares  — — —
Dogwood State Bank, Warrants, 5/6/24  — — —
Fiesta Restaurant Group  71 (7,735) —
Haynes International  16 1,407 138
Torchys Holdings  — (1,752) —
Torchys Holdings, Class A  — (8,923) —
T. Rowe Price Government Reserve Fund, 0.29% — — 57++
Totals $ 222# $ (20,134) $ 195+

T. ROWE PRICE Small-Cap Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
Chuy's Holdings  $ * $ — $ 61 $ 25,875
Dogwood State Bank, Non-
Voting Shares  3,858 — — 3,858
Dogwood State Bank, Voting
Shares  1,895 — — 1,895
Dogwood State Bank, Warrants,
5/6/24  211 — — 211
Fiesta Restaurant Group  23,991 — 77 16,179
Haynes International  25,432 — 163 26,676
Torchys Holdings  6,750 — — 4,998
Torchys Holdings, Class A  34,379 — — 25,456
T. Rowe Price Government
Reserve Fund, 0.29% 137,668  ¤  ¤ 160,574
Total $ 265,722^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $195 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $292,936.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Small-Cap Stock Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Small-Cap Stock Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 9,252,244 $ 317,568 $ 92,420 $ 9,662,232
Convertible Preferred Stocks — — 433,464 433,464
Short-Term Investments 160,574 — — 160,574
Total $ 9,412,818 $ 317,568 $ 525,884 $ 10,256,270

T. ROWE PRICE Small-Cap Stock Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2022, totaled $(8,436,000) for the period ended
March 31, 2022.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/22
Investment in Securities
Common Stocks $ 103,432 $ (11,012) $ — $ 92,420
Convertible Preferred Stocks 398,797 2,576 32,091 433,464
Total $ 502,229 $ (8,436) $ 32,091 $ 525,884

T. ROWE PRICE Small-Cap Stock Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 92,420 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
3% - 10% 9% Decrease
Expected
present value
Discount rate
for cost of
equity
20% 20% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.0x
– 18.2x
4.5x Increase
Sales growth
rate
23%
- 45%
29% Increase
Enterprise
value to gross
profit multiple
7.1x
– 24.5x
12.6x Increase
Gross profit
growth rate
36%
- 53%
49% Increase
Enterprise
value to
EBITDA
multiple
10.5x
– 22.3x
14.5x Increase
EBITDA
growth rate
38% 38% Increase
Price to
tangible book
value multiple
1.4x
– 1.5x
1.5x Increase
Tangible book
value growth
rate
15% 15% Increase
Projected
enterprise
value to
EBITDA
multiple
12.5x 12.5x Increase

T. ROWE PRICE Small-Cap Stock Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Pricing service Discount
for lack of
marketability
65% 65% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 3% 3% Increase
Volatility 41%
- 46%
44% Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 433,464 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
2.0x
– 18.2x
6.5x Increase
Sales growth
rate
23%
- 59%
34% Increase
Enterprise
value to gross
profit multiple
9.3x
– 24.5x
13.6x Increase
Gross profit
growth rate
30%
- 59%
46% Increase
Enterprise
value to
EBITDA
multiple
17.9x
– 22.3x
20.9x Increase
EBITDA
growth rate
38% 38% Increase

T. ROWE PRICE Small-Cap Stock Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to
EBITDA
multiple
4.3x 4.3x Increase
Discount rate
for cost of
capital
25%
- 30%
27% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Small-Cap Stock Fund

markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F65-054Q1 03/22